Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS
Non-current assets	€ 187,908	€ 201,020
Intangible assets	23,824	25,258
Right of use assets	18,973	19,232
Property, plant and equipment	128,475	138,883
Deferred tax assets	8,009	9,605
Other non-current assets	8,627	8,041
Current assets	284,717	299,012
Inventories	61,731	53,663
Trade receivables	24,122	35,205
Other current assets	37,557	41,874
Cash and cash equivalents	161,307	168,271
TOTAL ASSETS	472,625	500,032
EQUITY
Share capital	25,528	24,378
Share premium	666,523	647,600
Other reserves	79,126	73,203
Retained earnings/(Accumulated deficit)	(563,928)	(551,682)
Profit/(Loss) for the period	(20,818)	(12,247)
TOTAL EQUITY	186,432	181,253
LIABILITIES
Non-current liabilities	160,534	204,199
Borrowings	122,362	166,521
Lease liabilities	25,893	26,432
Refund liabilities	6,587	6,491
Provisions	1,284	546
Deferred tax liabilities	4,034	4,162
Other non-current liabilities	373	46
Current liabilities	125,660	114,580
Borrowings	46,023	20,852
Trade payables and accruals	21,116	35,522
Income tax liability	1,598	1,742
Tax and Employee-related liabilities	18,543	19,458
Lease liabilities	2,646	2,508
Contract liabilities	520	3,010
Refund liabilities	19,836	19,650
Provisions	5,850	6,686
Other current liabilities	9,528	5,152
TOTAL LIABILITIES	286,193	318,779
TOTAL EQUITY AND LIABILITIES	€ 472,625	€ 500,032